Premium Income and Premiums Paid to Reinsurers - Additional Information (Detail) - Life insurance general account [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of insurance premium revenue [line items]
Total decrease in premium income	€ 1,178	€ 3,510
United Kingdom [member]
Disclosure of insurance premium revenue [line items]
Reduction in upgraded Life insurance policies	€ 1,777	€ 3,439	€ 5,139